Regulatory Matters, Commitments, Contingencies and Environmental Matters (Future minimum lease commitments) (Details) $ in Millions	Dec. 31, 2014 USD ($)
Regulatory Matters, Commitments, Contingencies And Environmental Liabilities [Abstract]
2015	$ 151
2016	129
2017	118
2018	108
2019	102
Thereafter	829
Future Rental Income	$ (34)